ORDINARY SHARES AND STATUTORY RESERVE (Tables)	6 Months Ended
Jun. 30, 2024
GT Warrants [Member]
SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING

The following table summarizes the changes in the number of warrants outstanding during the six months ended June 30, 2024:

		Weighted average	Total
	Number	unit price	price
			US$’000

Balance of warrants - December 31, 2023	148,334	$60	$8,900

Balance of warrants - June 30, 2024	148,334	$60	$8,900

Balance of warrants exercisable - June 30, 2024	148,334	$60	$8,900

SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE OF WARRANTS GRANTED

The Company used the following assumptions to estimate the fair value of warrants granted under the financial advisory agreement as of December 31, 2022:

At February 15, 2022

Risk-free interest rate	1.72%
Expected volatility	60.00%
Expected term (in years)	5
Expected dividend yield	0.00%

I-Bankers Warrants [Member]
SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING

The following table summarizes the changes in the number of warrants outstanding during the six months ended June 30, 2024:

		Weighted average	Total
	Number	unit price	price
			US$’000

Balance of warrants - December 31, 2023	13,800	$360	$4,968

Balance of warrants – June 30, 2024	13,800	$360	$4,968

SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE OF WARRANTS GRANTED

The Company used the following assumptions to estimate the fair value of warrants as of December 31, 2021:

At December 9, 2021

Risk-free interest rate	1.18%
Expected volatility	35.00%
Expected term (in years)	5
Expected dividend yield	0.00%